INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 7:	INTANGIBLE ASSETS, NET

	Software	Trademarks	Customer relationships	Technology	Others	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2021	24,095	36,639	48,340	46,818	2,159	152,861	310,912
Exchange rate differences	(25)	(272)	(374)	(166)	(17)	(1,338)	(2,192)
Additions	4,966	-	-	-	-	-	4,966
Disposals	(5,084)	-	-	-	-	-	(5,084)
Business combinations	735	-	-	6,540	-	5,189	12,464
Balance as of December 31, 2021	24,687	36,367	47,966	53,192	2,142	156,712	321,066
Exchange rate differences	(50)	(1,262)	(1,341)	(548)	(114)	(3,216)	(6,531)
Additions	8,750	-	-	-	-	-	8,750
Disposals	(1,199)	(19,570)	(2,393)	(4,851)	-	-	(28,013)
Business combinations (see Note 20)	-	7,654	29,169	85,684	-	92,244	214,751

Balance as of December 31, 2022	32,188	23,189	73,401	133,477	2,028	245,740	510,023

Amortization
Balance as of January 1, 2021	14,446	20,636	17,195	32,033	2,102	-	86,412
Exchange rate differences	(8)	(170)	(256)	(21)	(21)	-	(476)
Additions	5,522	9,320	9,142	7,949	61	-	31,994
Disposals	(5,084)	-	-	-	-	-	(5,084)
Balance as of December 31, 2021	14,876	29,786	26,081	39,961	2,142	-	112,846
Exchange rate differences	2	(585)	(800)	(198)	(114)	-	(1,695)
Additions	6,189	2,514	9,289	10,257	-	-	28,249
Disposals	(659)	(19,570)	(2,393)	(4,851)	-	-	(27,473)

Balance as of December 31, 2022	20,408	12,145	32,177	45,169	2,028	-	111,927

Carrying amounts
As of December 31, 2021	9,811	6,581	21,885	13,231	-	156,712	208,220
As of December 31, 2022	11,780	11,044	41,224	88,308	-	245,740	398,096

Capitalized development costs

Development costs capitalized in the period amounted to USD 8,743 thousand (2021: USD 4,933 thousand) and were classified under software.

Impairment testing for intangible assets

The Company's qualitative assessment during the years ended December 31, 2022, and December 31, 2021, did not indicate that it is more likely than not that the fair value of its intangible assets, and other long-lived assets is less than the aggregate carrying amount.

As of December 31, 2022, the estimated recoverable amount based on company’s market value was lower than the carrying amount, and therefore the recoverable amount was estimated based on value in use and was determined by discounting the future cash flows. The estimated value in use was higher than the carrying amount, and therefore there was no need for impairment. As of December 31, 2021, the recoverable amount was based on fair value less cost of disposal which higher than the carrying amount.

Key assumptions used in the calculation of recoverable amounts are:

Pre-tax discount rate                      15% (WACC)
Terminal value growth rate             3%
EBITDA growth rate                       21%-33%

The cash flow projections include specific estimates for five years and a terminal value growth rate thereafter. EBITDA growth rate is expressed as the annual growth rate in the initial five years of the plans used for impairment testing and has been mainly based on past experience and management expectations.

Management has identified two key assumptions for which there reasonably could be a possible change that could cause the carrying amount to exceed the recoverable amount. The table below shows the amount that these two assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount.

2022
%
Increase Pre-tax discount rate	224%
Decrease Terminal value growth rate	100%